INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

For the six months ended September 30, 2025 and 2024, the components of the loss before income taxes are as follows:

	Six months ended September 30,
	2025	2024
Cayman	$(2,992)	$(74,916)
Hong Kong subsidiaries	(1,577,381)	(1,345,718)
USA subsidiary	(803,555)	(215,289)
	$(2,383,928)	$(1,635,923)

SCHEDULE OF INCOME TAX EXPENSES

For the six months ended September 30, 2025 and 2024, income tax expenses consist of the following:

Six months ended September 30,
	2025	2024
Current income expenses	$-	$-
Deferred income tax expenses	-	-
	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the difference between the expected income tax expense computed at applicable statutory income tax rates and the Company’s income tax expenses is shown in the following table:

	Six months ended September 30,
	2025	2024
Loss before income tax expenses	$(2,383,928)	$(1,635,923)

Income tax computed at statutory income tax rate (a)	(393,348)	(269,927)
Effect of preferential tax benefits	-	-
Effect of differences in income tax rates in other jurisdictions	63,477	13,059
Effect of change in valuation allowance	245,402	256,868
Effect of prior year true up	84,469	-
	$-	$-

(a)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after March 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold.

SCHEDULE OF DEFERRED TAX ASSETS

Deferred tax assets as of September 30, 2025 and March 31, 2025 consist of the following:

	As of
	September 30, 2025	March 31, 2025

Net operating losses carryforwards	$3,827,711	$3,569,742
Excess research and development expenses	73,300	85,866
Less: allowance on deferred tax assets	(3,901,011)	(3,655,608)
	$-	$-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

The movement of valuation allowance is as follows:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the year	$3,655,608	$2,779,285
Current year addition	245,403	876,323
Balance at end of the year	$3,901,011	$3,655,608